Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

August 9, 2010

Lisa Sellars
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Globalink, Ltd.
      Form 10-K for the year ended December 31, 2009
      Filed April 15, 2009
      File Number 333-133961

Dear Ms. Sellars:

In response to your letter dated June 22, 2010, please note the following:

Form 10-K for the year ended December 31, 2009
Consolidated Statement of Operations
1. We note that you are presenting a column for Globalink titled "For twelve months ended 12/31/08" and a column for the predecessor OneWorld titled "For four months ended 10/31/08." Please note that there should be no overlap in the periods presented for the predecessor and
successor companies.   Please confirm to us that if you present amounts
for 2008 in future filings, you will separately present the year ended June 30, 2008 and the four months ended October 31, 2008 for the predecessor (which should only include OneWorld) and the two months ended December 31, 2008 for the successor (which should include Globalink and OneWorld consolidated together.

The registrant confirms that future statements will present the amounts for 2008 as noted in this comment.

Notes to Financial Statements
General
2. Please note that the FASB Accounting Standards Codification became effective on July 1, 2009. As a result, all non-SEC accounting and financial reporting standards have been superseded. In future filings, including your upcoming June 30, 2010 Form 10-Q, please revise any references to accounting standards so that you refer to the appropriate ASC topic rather than to legacy GAAP.

All future reports will use the ASC references.

Note 1.  Nature of Operations
3. Your current disclosures may imply that you permit customers to book hotel rooms through your website. However, you disclose on page 5 under the heading "Online Website Progress" that your website will not be completed until the third quarter of 2010, and you are currently providing tr4avel services through manual telephone communication. Please review future filings, including your upcoming June 30, 2010 Form 10-Q, to ensure that the description of your operations within this footnote matches the description of your operations elsewhere in your filing, including clearly stating, if true, that your website is not yet operational.

The registrant will correct future filings to make certain that the description of operations matches the description of operations elsewhere in the filing.

Note 2.  Accounting Policies
d) Stock-based compensation

4. We read your response to comment five from our letter dated November 2, 2009 that the comment is no longer applicable as OneWorld is the predecessor. We remain unclear as to whether you have any stock-based compensation during any of the predecessor or successor periods. In this regard, your disclosures within Note 10 indicate that you have stock options outstanding at December 31, 2008 and 2009, so it appears that at a minimum the successor periods would require footnote
disclosure about your stock-based compensation.   If you have any
stock-based compensation, please revise future filings, including your upcoming June 30, 2010 Form 10-Q, to provide all disclosures required by ASC 718-10-50-2. Alternatively, if your references to stock options within Note 10 are incorrect, please revise Note 10 in future filings to remove the reference to stock options.

The registrant will revise future filings to clearly state the amount and number of stock options, including the disclosures required by ASC 718-10-50-2.

g) Revenue Recognition
5. We note your response to comments four and eight from our letter dated November 2, 2009, along with your current revenue recognition disclosures. We have the following additional comments:

  - Please revise future filings, including your upcoming June 30, 2010 Form 10-Q, to clearly describe how your consolidated company generates revenue. For example, based on your disclosures in the second paragraph on page five, it appears that you generate revenue through hotel room books, airline ticket sales and tour group sales. If this is true; you should make a statement to this effect in your revenue recognition footnote.

Future filings will be revised to more clearly report the sources of income.

  - Your response to comment eight from our letter dated November 2, 2009 states that you record revenue net. Please revise future filings, including your upcoming June 30, 2010 Form 10-Q, to explain in more detail how you determine the amount to recognize as revenue. If you are earning a commission on your hotel room books, airline ticket sales and tour group sales, and this commission is what you recognize as revenue, you should clearly disclose this. You may wish to provide a disclosure similar to the revenue recognition footnote for OneWorld's audited June 30, 2008 financial statements contained within the Form 8-K filed March 6, 2009, except that you should clarify that hotel booking revenue is recognized net.

Future filings will be revised to explain in more detail how the amount to recognize as revenue is determined.

  - We read in your footnote that revenue is recorded when the corresponding expense can be recognized. This statement does not clearly convey at what point during your sales transactions you recognize revenue. Please revise future filings, including your upcoming June 30, 2010 Form 10-Q, to clearly explain at what stage in the sales transaction you record revenue, such as when the customer reserves the hotel room, airline ticket or tour group, or when the customer pays for the hotel room, airline ticket or tour group.

The registrant will clearly state that income is recorded and expense accrued when the client actually checks into the room.

Note 9. Business Combination
6.  We see that in response to comment six from our letter dated
November 2, 2009, you have revised your financial statements to show One World as the predecessor entity. However, your response did not address all of the bullet points in our comment. Therefore, we reissue the following portions of our previous comment:

  - Please tell us whether you recorded at fair value the 2 million shares of common stock issued as part of the consideration to acquire OneWorld. Refer to paragraph 6 of SFAS 141.

The 2,000,000 common shares of the registrant were valued at fair value.

  - Please tell us how you considered whether you were acquiring any intangible assets, such as OneWorld's tradename or web domain.

OneWorld's trade name, etc. were shown as goodwill.

  - Please tell us where you have provided the disclosures required by paragraph 51(d) and (e) of SFAS 141. In this regard, it is unclear from your current disclosure what the total purchase price (including the issuance of bother your stock and notes payable) was for your acquisition of OneWorld, and it is also unclear how the pro forma balance sheet presented in this footnote that appears to show your consolidation of OneWorld as of October 31, 2008 provides the required purchase price allocation showing the fair value assigned to each category of acquired assets and liabilities at the acquisition date or how the net assets acquired equal the total purchase price. Please provide us with this information in your response, and confirm to us that you will present this information in future filings, including your upcoming June 30, 2010 Form 10-Q.

The assets of OneWorld were recorded at cost and the difference was recorded as goodwill. The registrant confirms that this information will be presented in future filings, including the upcoming June 30, 2010 Form 10-Q.

Item 9A.  Controls and Procedures
Evaluation of Disclosure Controls and Procedures
7. We read your statement that "Based on that evaluation, our CEO and CFO, or the persons performing similar functions, concluded that our disclosure controls and procedures were not effective as of December 31, 2008." However, as this is your Form 10-K for the year ended December 31, 2009, you need to conclude whether your disclosure controls and procedures were effective or not effective as of December 31, 2009. Please amend you Form 10-K to provide your conclusion as of December 31, 2009. We will not object if you provide an abbreviated amendment in accordance with Exchange Act Rule 12b-15 that solely includes a cover page, an explanation of why the filing is being amended, Item 9A, Item 15, an updated signature page and updated certifications.

The disclosure has been revised.

Management's Annual Report on Internal Control over Financial Reporting
8. We read your statement that "management has assessed the effectiveness of our internal control over financial reporting as of December 31, 2008, and concluded that it is not effective due to the reasons discussed above." However, as this is your Form 10-K for the year ended December 31, 2009, you need to conclude whether your disclosure controls and procedures were effective or not effective as of December 31, 2009. Please amend you Form 10-K to provide your conclusion as of December 31, 2009. We will not object if you provide an abbreviated amendment in accordance with Exchange Act Rule 12b-15 that solely includes a cover page, an explanation of why the filing is being amended, Item 9A, Item 15, an updated signature page and updated certifications.

The disclosure has been revised.


Thank you for your time and consideration in this matter.

/s/Jody M. Walker
---------------------------
Jody M. Walker
..